Deferred Revenue - Additional information (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be recognized	¥ 581,598
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation expected to be recognized	¥ 569,234
Period of performance obligation expected to be recognized	12 months